Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives of Depreciable Assets [Table Text Block]
Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net income available to common shareholders	$867,298	$2,710,076	$5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826	-
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share	$0.32	$1.01	$0.00
Diluted income per common share	$0.30	$1.01	$0.00